Derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative instruments [Abstract]
Fair value of contracts, beginning of year	$ (70,713)	$ (69,651)
Reversal of opening contracts settled during the year	57,719	43,324
Assumed in acquisitions			$ (274)	$ 0
Realized (loss) gain on contracts settled during the year	(111,258)	4,721
Unrealized gain (loss) during the year on contracts outstanding at the end of the year	51,607	(44,386)
Net receipt from counterparties on contract settlements during the year	111,258	(4,721)
Fair value of contracts, end of year	38,339	(70,713)
Current derivative asset			95,667	17,988
Current derivative liability			(41,016)	(78,905)
Non-current derivative asset			1,215	2,552
Non-current derivative liability			(17,527)	(12,348)
Fair value of contracts, end of year	$ (70,713)	$ (70,713)	$ 38,339	$ (70,713)